Parent Only Financial Information - Condensed Statements of Income and Comprehensive Income Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income:
Interest on other interest-earning assets									$ 357	$ 215	$ 224
Total Income	8,558	8,993	8,899	8,712	8,657	8,583	8,310	8,187
Non-interest expenses	4,362	4,075	4,532	4,137	4,171	3,613	3,624	3,673	17,106	15,081	13,911
Income tax expense (benefit)	1,520	948	744	852	825	907	732	955	4,064	3,419	3,427
Net Income	3,513	1,940	1,479	1,622	1,557	1,755	1,405	1,748	8,554	6,465	6,610
Other comprehensive loss									(166)	(127)	(807)
Total comprehensive income									8,388	6,338	5,803
Clifton Company [Member]
Income:
Dividends from subsidiary									8,000	5,000
Interest on loans									490	193	223
Interest on securities									303	43	101
Interest on other interest-earning assets									52
Total Income									8,845	5,236	324
Non-interest expenses									704	650	592
Income (Loss) before Income Taxes and Equity in Undistributed Earnings of Subsidiary									8,141	4,586	(268)
Income tax expense (benefit)									33	(139)	(90)
Income (Loss) before Equity in Undistributed Earnings of Subsidiary									8,108	4,725	(178)
Equity in undistributed earnings of subsidiary									446	1,740	6,788
Net Income									8,554	6,465	6,610
Other comprehensive loss									(166)	(127)	(807)
Total comprehensive income									$ 8,388	$ 6,338	$ 5,803